Condensed financial information of the parent company (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024
OTHER ASSETS
Cash	$ 4,699,793	$ 2,913,019
Restricted cash - non-current	300,000	300,000
Deferred IPO costs		52,960
TOTAL ASSETS	13,982,190	13,698,773
CURRENT LIABILITIES
Other payables	1,609,248	1,473,367
Due to a shareholder	11,172	70,846
TOTAL LIABILITIES	8,090,020	8,938,618
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.00001 par value, 4,900,000,000 shares authorized, 1,024,834 and 690,000 shares issued and outstanding as of March 31, 2026 and September 30, 2025, respectively*	$ 10	$ 7
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	4,900,000,000	4,900,000,000
Common Stock, Shares, Issued	1,024,834	690,000
Common Stock, Shares, Outstanding	1,024,834	690,000
Preference shares, $0.00001 par value, 100,000,000 shares authorized, no shares issued and outstanding as of March 31, 2026 and September 30, 2025, respectively*
Preferred shares, par value	$ 0.00001	$ 0.00001
Preferred shares, shares authorized	100,000,000	100,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Additional paid-in capital	$ 10,192,926	$ 6,566,686
Deficits	(4,251,259)	(1,768,370)
TOTAL SHAREHOLDERS’ EQUITY	5,892,170	4,760,155	$ 3,953,792	$ 4,384,463
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	13,982,190	13,698,773
Parent Company [Member]
OTHER ASSETS
Cash	28,302
Investment in subsidiaries	772,055	2,084,662
Restricted cash - non-current	300,000	300,000
Due from subsidiaries	6,231,047	3,974,656
Prepayment	385,000	116,250
Deferred IPO costs		52,960
TOTAL ASSETS	7,716,404	6,528,528
CURRENT LIABILITIES
Other payables	688,172	712,311
Due to a shareholder	1,136,062	1,056,062
TOTAL LIABILITIES	1,824,234	1,768,373
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.00001 par value, 4,900,000,000 shares authorized, 1,024,834 and 690,000 shares issued and outstanding as of March 31, 2026 and September 30, 2025, respectively*	$ 10	$ 7
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	4,900,000,000	4,900,000,000
Common Stock, Shares, Issued	1,024,834	690,000
Common Stock, Shares, Outstanding	1,024,834	690,000
Preference shares, $0.00001 par value, 100,000,000 shares authorized, no shares issued and outstanding as of March 31, 2026 and September 30, 2025, respectively*
Preferred shares, par value	$ 0.00001	$ 0.00001
Preferred shares, shares authorized	100,000,000	100,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Additional paid-in capital	$ 10,192,926	$ 6,566,686
Deficits	(4,300,766)	(1,806,538)
TOTAL SHAREHOLDERS’ EQUITY	5,892,170	4,760,155
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 7,716,404	$ 6,528,528